Transactions with Related Parties - Schedule of Key Management Personnel Compensation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 3,115,619	$ 2,783,668	$ 2,881,215
Post-employment benefits	140,332	332,037	112,095
Share-based payments recognized	2,256,528	1,926,199	2,048,669
Key management personnel compensation	$ 5,512,479	$ 5,041,904	$ 5,041,979